Shareholders equity - BSA and AGA plans (Details)																						12 Months Ended
	Dec. 15, 2023 € / shares shares	Dec. 15, 2023 shares € / shares	Dec. 15, 2023 € / shares shares	Dec. 15, 2023 item € / shares shares	Dec. 15, 2023 Y € / shares shares	May 25, 2023 Y item € / shares shares	Dec. 08, 2022	Dec. 08, 2022 shares	Dec. 08, 2022	Dec. 08, 2021	Dec. 08, 2021 shares	Dec. 08, 2021	Apr. 16, 2021 € / shares shares	Apr. 16, 2021 shares € / shares	Apr. 16, 2021 € / shares shares	Apr. 16, 2021 item € / shares shares	Apr. 16, 2021 Y € / shares shares	Mar. 09, 2020 Y item € / shares shares	Jun. 28, 2019 Y item € / shares shares	Dec. 14, 2018 Y item € / shares shares	May 29, 2017 item Y € / shares shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
BSA plans
Disclosure of classes of share capital [line items]
Number of equity instruments granted																						30,000		50,000
BSA - 2017 plan
Disclosure of classes of share capital [line items]
Exercise price (in euros)																						€ 6.67	€ 6.67	€ 6.67
BSA - 2018 plan
Disclosure of classes of share capital [line items]
Number of equity instruments granted | item																				126,000
Number of shares per instrument | shares																				1
Subscription premium price per share (€)																				€ 0.48
Exercise price (in euros)																				€ 6.067		6.07	6.07	6.07
Expected volatility																				40.00%
Average life (years) | Y																				6
Risk free rate																				0.30%
BSA - 2018 plan | Minimum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																				1 year
BSA - 2018 plan | Maximum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																				3 years
BSA - 2019 plan
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																			1 year
Number of equity instruments granted | item																			10,000
Number of shares per instrument | shares																			1
Subscription premium price per share (€)																			€ 0.18
Exercise price (in euros)																			€ 2.20			2.20	2.20	2.20
Expected volatility																			40.00%
Average life (years) | Y																			5.5
Risk free rate																			0.33%
BSA 2019 bis
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																		1 year
Number of equity instruments granted | item																		10,000
Number of shares per instrument | shares																		1
Subscription premium price per share (€)																		€ 0.29
Exercise price (in euros)																		€ 3.68				3.68	3.68	3.68
Expected volatility																		40.00%
Average life (years) | Y																		6
Risk free rate																		0.00%
BSA 2019 ter
Disclosure of classes of share capital [line items]
Number of equity instruments granted | item																		36,000
Number of shares per instrument | shares																		1
Subscription premium price per share (€)																		€ 0.29
Exercise price (in euros)																		€ 3.68				€ 3.68	3.68	€ 3.68
Expected volatility																		40.00%
Average life (years) | Y																		6
Risk free rate																		0.00%
BSA 2019 ter | Minimum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																		1 year
BSA 2019 ter | Maximum
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																		3 years
BSA 2021
Disclosure of classes of share capital [line items]
Vesting and holding period (year)													3 years
Number of equity instruments granted | item																50,000
Number of shares per instrument | shares													1	1	1	1	1
Subscription premium price per share (€)													€ 2.45	€ 2.45	€ 2.45	€ 2.45	€ 2.45
Exercise price (in euros)													€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Expected volatility															64.00%
Average life (years) | Y																	5
Risk free rate															0.60%
BSA 2017
Disclosure of classes of share capital [line items]
Number of equity instruments granted | item																					195,000
Number of shares per instrument | shares																					1
Exercise price (in euros)																					€ 6.675
Average life (years) | Y																					6
BSA 2017 | Tranche one
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																					1 year
BSA 2017 | Tranche two
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																					2 years
BSA 2017 | Tranche three
Disclosure of classes of share capital [line items]
Vesting and holding period (year)																					3 years
BSA 2023 plan
Disclosure of classes of share capital [line items]
Vesting and holding period (year)						2 years 10 months 24 days
Number of equity instruments granted						10,000																10,000
Number of shares per instrument | shares						1
Subscription premium price per share (€)						€ 0.20
Exercise price (in euros)						€ 2.51																€ 2.51
Expected volatility						65.00%
Average life (years) | Y						6.5
Risk free rate						2.96%
BSA 2023-2
Disclosure of classes of share capital [line items]
Vesting and holding period (year)	2 years 3 months 18 days
Number of equity instruments granted				20,000																		20,000
Number of shares per instrument | shares	1	1	1	1	1
Subscription premium price per share (€)	€ 0.31	€ 0.31	€ 0.31	€ 0.31	€ 0.31
Exercise price (in euros)	€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91																	€ 3.91
Expected volatility			62.00%
Average life (years) | Y					6.2
Risk free rate			2.65%
BSA - Plan 2021-1
Disclosure of classes of share capital [line items]
Number of equity instruments granted																								50,000
Exercise price (in euros)																						11.74	€ 11.74	€ 11.74
AGA 2021 [Member]
Disclosure of classes of share capital [line items]
Vesting and holding period (year)													3 years
Number of equity instruments granted														466,000	466,000
Average life (years)													3 years
Risk-free rate															0.60%
Expected volatility															64.00%
AGA 2021-1
Disclosure of classes of share capital [line items]
Number of equity instruments granted																								466,000
Exercise price (in euros)																						11.30
AGA 2021-bis
Disclosure of classes of share capital [line items]
Vesting and holding period (year)										3 years
Number of equity instruments granted											123,000	123,000												123,000
Exercise price (in euros)																						12.20
Average life (years)										2 years 3 months 18 days
Risk-free rate												0.60%
Expected volatility												64.00%
AGA 2022
Disclosure of classes of share capital [line items]
Vesting and holding period (year)							1 year
Holding period (year)							1 year
Number of equity instruments granted								373,000	373,000														373,000
Exercise price (in euros)																						€ 4.18
AGA Plan 2023-1
Disclosure of classes of share capital [line items]
Vesting and holding period (year)						4 years
Holding period (year)						4 years
Number of equity instruments granted						300,000																300,000
Exercise price (in euros)																						€ 2.60
AGA 2023-2
Disclosure of classes of share capital [line items]
Vesting and holding period (year)	1 year
Holding period (year)	1 year
Number of equity instruments granted		760,000	760,000																			760,000
Exercise price (in euros)																						€ 3.90